DIVIDEND DISTRIBUTION (Details) ¥ in Thousands	Mar. 27, 2018 CNY (¥)	Mar. 23, 2017 CNY (¥)	Mar. 09, 2018 $ / shares	Mar. 07, 2017 $ / shares
DIVIDEND DISTRIBUTION
Annual dividend declared (in dollars per share) | $ / shares			$ 0.02	$ 0.04
Dividend distributed | ¥	¥ 177,500	¥ 385,110